Consolidated Statement of Financial Position - CAD ($) $ in Millions		Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024
Assets
Cash and deposits with financial institutions	[1]	$ 69,701	$ 63,577	$ 63,860
Precious metals		5,832	5,971	2,540
Trading assets
Securities		125,442	118,302	119,912
Loans		8,097	7,841	7,649
Other		2,946	2,844	2,166
Total trading assets		136,485	128,987	129,727
Securities purchased under resale agreements and securities borrowed		185,360	192,632	200,543
Derivative financial instruments		43,801	47,937	44,379
Investment securities		149,151	154,291	152,832
Loans
Residential mortgages		360,937	359,792	350,941
Personal loans		107,890	105,953	106,379
Credit cards		17,472	17,224	17,374
Business and government		282,458	280,487	292,671
Loans and receivables gross		768,757	763,456	767,365
Allowance for credit losses		7,197	7,084	6,536
Loans and receivables		761,560	756,372	760,829
Other
Customers' liability under acceptances, net of allowance		133	189	148
Property and equipment		4,793	4,809	5,252
Investments in associates		6,029	5,868	1,821
Goodwill and other intangible assets		16,067	16,089	16,853
Deferred tax assets		3,045	2,950	2,942
Other assets		32,729	35,793	30,301
Total other assets		62,796	65,698	57,317
Total assets		1,414,686	1,415,465	1,412,027
Deposits
Personal		301,464	301,069	298,821
Business and government		605,934	604,307	600,114
Financial institutions		39,444	40,467	44,914
Deposits	[2]	946,842	945,843	943,849
Financial instruments designated at fair value through profit or loss		43,536	39,127	36,341
Other
Acceptances		134	190	149
Obligations related to securities sold short		34,675	36,543	35,042
Derivative financial instruments		52,916	61,933	51,260
Obligations related to securities sold under repurchase agreements and securities lent		182,223	177,987	190,449
Subordinated debentures		7,604	7,891	7,833
Other liabilities		61,273	59,445	63,028
Total other liabilities		338,825	343,989	347,761
Total liabilities		1,329,203	1,328,959	1,327,951
Equity
Common shares		22,089	22,138	22,054
Retained earnings		58,703	57,965	57,751
Accumulated other comprehensive income (loss)		(5,310)	(5,191)	(6,147)
Other reserves		(224)	(226)	(68)
Total common equity		75,258	74,686	73,590
Preferred shares and other equity instruments		8,544	10,232	8,779
Total equity attributable to equity holders of the Bank		83,802	84,918	82,369
Non-controlling interests in subsidiaries		1,681	1,588	1,707
Total equity		85,483	86,506	84,076
Total liabilities and equity		$ 1,414,686	$ 1,415,465	$ 1,412,027

[1]	Net of allowances of $3 (April 30, 2025 – $3; October 31, 2024 – $3).
[2]	Deposits denominated in U.S. dollars amount to $284,432 (April 30, 2025 – $293,366 ; October 31, 2024 – $295,316), deposits denominated in Chilean pesos amount to $19,406 (April 30, 2025 – $20,184; October 31, 2024 – $19,271), deposits denominated in Mexican pesos amount to $35,379 (April 30, 2025 – $33,975; October 31, 2024 – $34,416) and deposits denominated in other foreign currencies amount to $116,535 (April 30, 2025 – $114,253; October 31, 2024 – $109,683).